Other Matters - Additional Information (Detail) (Automated Laser Fabrication Co., LLC ("ALF"), USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Automated Laser Fabrication Co., LLC ("ALF")
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 0.8
Equity method investment, ownership percentage	38.00%